UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            8/14/09
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            36
                                               -------------

Form 13F Information Table Value Total:           $538338
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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

           Name of           Title of         Value  Shrs of    SH/   PUT/ Investm Other
            Issuer            Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretManagersSole Shared

ACADIA REALTY TRUST          COM     00423910    5546   425000             Sole           Sole
AMB PROPERTY CORP            COM     00613T10   66485  3534555             Sole           Sole
BRE PROPERTIES, INC. 4.125 08NOTE    05564EBH   30414 33700000             Sole           Sole
CAMDEN PROPERTY TRUST        COM     13313110   39098  1416600             Sole           Sole
CAPITAL SENIOR LIVING CORP   COM     14047510    5240  1151705             Sole           Sole
CAPITAL LEASE FUNDING INC    COM     14028810    7237  2621944             Sole           Sole
COGDELL SPENCER INC          COM     19238U10    9438  2200000             Sole           Sole
COUSINS PPTYS INC            COM     22279510   10159  1195184             Sole           Sole
DCT INDUSTRIAL TRUST INC     COM     23315310   13587  3330241             Sole           Sole
DIAMONDROCK HOSPITALITY      COM     25278430    2035   325000             Sole           Sole
EQUITY ONE INC               COM     29475210    5609   423000             Sole           Sole
EXTRA SPACE STORAGE INC.     COM     30225T10    5484   656808             Sole           Sole
FIRST INDUSTRIAL REALTY      COM     32054K10    6245  1435560             Sole           Sole
GLIMCHER REALTY TRUST        COM     37930210    1541   531400             Sole           Sole
HFF, INC                     COM     40418F10    6126  1570733             Sole           Sole
HIGHWOODS PROPERTIES INC     COM     43128410    6738   301200             Sole           Sole
HOSPITALITY PROPERTIES TRUST COM     44106M10   10375   872546             Sole           Sole
HOST HOTELS & RESORTS INC    COM     44107P10    6602   786900             Sole           Sole
ING CLARION GBL REAL ESTATE  COM     44982G10    5685  1172149             Sole           Sole
ISHARES DJ US REAL ESTATE INDCOM     46428773   20275   625400             Sole           Sole
KILROY REALTY CORP           COM     49427F10     893    43500             Sole           Sole
LIBERTY PROPERTY TRUST SBI   COM     53117210   13281   576447             Sole           Sole
MACK-CALI REALTY CORP        COM     55448910   27807  1219609             Sole           Sole
POST PROPERTIES INC          COM     73746410   51152  3805924             Sole           Sole
PROLOGIS                     COM     74341010   19159  2377000             Sole           Sole
PROSHARES ULTRASHORT 20 YEAR COM     74347R29   19986   392500             Sole           Sole
REIS, INC                    COM     75936P10    2055   525600             Sole           Sole
STRATEGIC HOTELS AND RESORTS COM     86272T10    6318  5691750             Sole           Sole
STRATUS PPTYS INC            COM     86316720    2980   469236             Sole           Sole
SUNRISE SENIOR LIVING INC    COM     86768K10    6951  4212620             Sole           Sole
SUNSTONE HOTEL INVESTORS INC COM     86789210    2140   400000             Sole           Sole
THOMAS PROPERTY GROUP        COM     88445310    6555  4175200             Sole           Sole
VENTAS INC                   COM     92276F10   35748  1197200             Sole           Sole
VORNADO REALTY L.P. 2.85 03/1DBCV    929042AC   20974 24000000             Sole           Sole
VORNADO REALTY TRUST         COM     92904210   49148  1091449             Sole           Sole
WA REAL ESTATE INVEST TRUST 3NOTE    939653AK    9272 10100000             Sole           Sole

